Cash and cash equivalents - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 137,294	$ 179,068
Short-term bank deposits	73,950	160,713
Cash and cash equivalents	$ 211,244	$ 339,781	$ 230,653	$ 199,766